Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Current Assets [Abstract]
Advance to suppliers	$ 67,268	$ 70,196
Prepaid expenses	4,207	4,578
Prepaid lease rentals	306	313
Receivable from related party		17,100
Other assets	1,351	355
Total	$ 73,132	$ 92,542